Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
24.	COMMITMENTS AND CONTINGENCIES

(1)	Capital commitments

The Group's capital commitments relate primarily to commitments on building and land use rights for the new office in Chaoyang District, Beijing, China. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to $84 million as of December 31, 2013. The Group will fulfill the capital commitments in 2014.

(2)	Operating commitments

The Group has future rental commitments related to facilities and offices under non-cancelable operating lease agreements, advertising agreements and fees commitment related to obtain exclusive rights of operating games on the Group's platform.

Future minimum payments under those commitments as of December 31, 2013 were as follows:

2014	$8,712
2015	3,218
2016	1,591
2017	743
2018	702

$14,966

Rental expenses under operating leases for 2011, 2012 and 2013 were $4,261, $5,967 and $5,057, respectively.

(3)	Other commitments

The Group has future commitment relates to interest payable in connection with the issuance of Notes (see Note 17).

Assuming all debt was held to maturity, future maximum payments under those commitments as of December 31, 2013 were as follows:

2014	$15,000
2015	15,000
2016	15,000
2017	15,000
2018	10,583

$70,583

(4)	Contingencies

In October 2010, Tencent Technology (Shenzhen) Company Ltd. and Shenzhen Tencent Computer Systems Company Limited, or Tencent, brought an unfair competitive practices claim against the Group in the Chaoyang District People's Court of Beijing, alleging that the Group misled users with statements that Tencent's QQ instant messaging program invades users' privacy and seeking retraction of the statements and RMB4.0 million in damages. In September 2011, the court ruled that the Group's actions constituted unfair competition and awarded RMB0.4 million ($63,553) as damages to Tencent. In November 2010, the Group brought a defamation claim against Tencent in the Xicheng District People's Court of Beijing, alleging that Tencent made defamatory statements on its website against the Group and seeking retraction of the statements and RMB1.0 in nominal damages. In March 2012, the Group increased its sought damages to RMB 1.0 million ($0.2 million). This case is currently pending.

In June 2011, Tencent brought an unfair competitive practices claim against the Group in the Higher People's Court of Guangdong province, alleging that the Group's 360 QQ Bodyguard program interferes with users' proper usage of Tencent's QQ instant messaging program and seeking $19.8 million (RMB125.0 million) in damages, cessation of the unfair competitive practices and public apology. In April 2013, the first instance judgment was issued by the Higher People’s Court of Guangdong Province, which ruled in Tencent’s favor. The Group was ordered to pay Tencent a sum of $0.8 million (RMB 5 million) and accrued as liabilities as of December 31, 2013. The Group appealed in May 2013 and the court of second instance upheld the judgment of the court of first instance in February 2014.

In November 2011, the Group brought a claim for abuse of dominant market position against Tencent in the Higher's People's Court of Guangdong province, alleging that Tencent engaged in monopolistic activities such as restricting users of its QQ instant messaging program from using the Group's products and bundling its security programs with the QQ instant messaging program and seeking $23.8 million (RMB150.0 million) in damages, cessation of the monopolistic activities and public apology. This claim was rejected by the court in the first instance judgment. The Group subsequently submitted its appeal in April 2013 and the court of second instance heard the case in November 2013. This case is currently pending.

In April 2012, two affiliates of Baidu brought an unfair competitive practices and copyright infringement claim against the Group in the First Intermediate People's Court of Beijing, alleging that 360 Safe Guard modified the results page of Baidu's search engine that 360 Browser bundled Baidu personal start-up pages and the unauthorized use of Baidu's trademark and seeking RMB10 million in damages. In April of 2013, the first instance judgment was issued by the First Intermediate People's Court of Beijing, which ruled in Baidu's favor. The Group are ordered to pay Baidu a sum of RMB450,000 and have accrued this as liabilities as of December 31, 2013. The Group appealed in May 2013 and the court of second instance upheld the judgment of the court of first instance in December 2013.

In April 2012, the Group brought a claim against Kingsoft and Beike Wangji (Beijing) Security Technology Company Limited, or Beike, for an unfair competitive advertisement for the incident relating to Apple banning the Group's products from the Apple App Store. In November of 2012, the first instance judgment was made by Beijing Haidian Court, which ruled in the Group's favor. Kingsoft and Beike appealed in December 2012 and the court of second instance upheld the judgment of the court of first instance. In May 2012, Kingsoft brought an unfair competition claim against the Group for unfair competition, and the court of first instance entered a judgment in the Group's favor in December 2012. Kingsoft appealed in December 2012 and the court of second instance upheld the judgment of the court of first instance.

In October 2012, two affiliates of Baidu brought an unfair competitive practices and copyright infringement claim against the Group in the First Intermediate People's Court of Beijing, alleging that the Group breached the Robots Exclusion Protocol to access Baidu's content without authorization and seeking RMB100.0 million in damages. The court heard the case in October 2013 and this case is currently pending.

In February 2013, the Group brought a defamation claim against Shanghai Jingwen Culture Communication Co., Ltd., or Shanghai Jingwen, in the Xuhui District People's Court of Shanghai, alleging that Shanghai Jingwen published and distributed a series of false articles and reports against the Group on its website and electronic newspapers by maliciously accusing the level of safety and security of its products. The Group sought retraction of the defamatory statements, an apology from Shanghai Jingwen and RMB50 million in damages. This case is currently pending.

In September 2013, the Group brought an unfair competitive practices claim against two affiliates of Sogou Inc., or Sogou, in the Second Intermediate People’s Court of Beijing, alleging that Sogou made defamatory statements on its public Weibo account and through online videos against the Group and seeking cessation of the unfair competitive practices, a retraction of the defamatory statements and RMB50.0 million in damages. This case is currently pending.

In October 2013, two affiliates of Sogou brought an unfair competitive practices claim against the Group in the Intermediate People’s Court of Xi’an, alleging that the Group used its software to change user default settings without their permission, including setting their default browser as 360 Safe Browser, which interfered with their use of Sogou’s browser. The claim sought cessation of the unfair competitive practices and RMB45.5 million in damages. This case is currently pending.

In October 2013, two affiliates of Sogou brought an unfair competitive practices claim against the Group in the Second Intermediate People’s Court of Beijing, alleging that the Group’s 360 Safe Guard issued blocking notifications for other types of software, which negatively impacted their ability to run their business. The claim sought cessation of the unfair competitive practices and RMB50.0 million in damages. This case is currently pending.

In November 2013, the Group brought an unfair competitive practices claim against two affiliates of Sogou in the Second Intermediate People’s Court of Beijing, alleging that Sogou made defamatory statements on its public Weibo account against the Group which caused severe reputational damage to the Group and seeking cessation of the unfair competitive practices, a retraction of the defamatory statements and RMB10.1 million in damages. This case is currently pending.

Other than the aforementioned lawsuits, the Group is also a party to several legal proceedings or claims in China that the Group believes are immaterial.

Based on information currently available, the Group cannot reasonably estimate the loss that is reasonably possible at this stage except for two of the above cases. Therefore, no accrual for contingency loss was recognized in the consolidated financial statements as of December 31, 2011 and 2012 and US$0.9 million was recognized in the consolidated financial statements as of December 31, 2013.